Share-Based Compensation (Details Textual)		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 15, 2017	Aug. 31, 2018 shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reverse share split, description	1-for-7			1- for- 7
Reverse split of ordinary shares, ratio	0.1429			0.1429
Compensation cost not yet recognized | $				$ 4,500,000
Weighted-average remaining service period				3 years 2 months 12 days
Fair value of options vested | $				$ 300,000
Restricted Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense | $			$ 1,500,000		$ 1,500,000	$ 1,495,000
2013 Equity Incentive Plan [Member] | Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant				0
Share options expiration period				10 years
Common stock reserved for future issuance				38,751
2010 Equity Incentive Plan [Member] | Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options expiration period				10 years
Common stock reserved for future issuance				85,251
2018 Omnibus Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant		1,100,000
Common stock reserved for future issuance				590,000
Shares issued in period		220,000
2018 Omnibus Equity Incentive Plan [Member] | Non-Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued in period		130,000